UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			 	       Washington,  D.C. 20549

					FORM 13F

				 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
				   	[   ]  adds new holdings entries/

Institutional Investment Manager Filing this Report:

Name:	Financial Partners Capital Management, Inc.
	590 Madison Avenue
	New York, NY 10022

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Carol Roman
Title:	Administrative Manager
Phone:	212-409-2111
Signature, Place, and Date of Signing:

Carol Roman     New York, New York    AUG 13, 1999

Report Type 	(Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[       ]		13F NOTICE.

[       ]		13F COMBINATION REPORT>

List of Other Managers Reporting for this Manager:	0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		             96

Form 13F Information Table Value Total:		    200,602

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp.                    COM              885535104      482    18075 SH       SOLE                                      18075
AT&T Corp.                     COM              001957109      583    10451 SH       SOLE                                      10451
Abbott Laboratories            COM              002824100      578    12730 SH       SOLE                                      12730
American Express Inc.          COM              025816109      553     4253 SH       SOLE                                       4253
American Home Products         COM              026609107     1800    31380 SH       SOLE                                      31380
American International Group   COM              026874107     6262    53411 SH       SOLE                                      53411
Applied Materials Inc.         COM              038222105     2996    40550 SH       SOLE                                      40550
Automatic Data Processing      COM              053015103      648    14730 SH       SOLE                                      14730
Avalonbay Communities, Inc. SB COM              053373106      316     8543 SH       SOLE                                       8543
Avon Products, Inc.            COM              054303102      327     5896 SH       SOLE                                       5896
BMC Software                   COM              055921100      883    16350 SH       SOLE                                      16350
Bank of New York               COM              064057102     1561    42550 SH       SOLE                                      42550
Becton Dickinson & Co.         COM              075887109      532    17720 SH       SOLE                                      17720
Bellsouth Corp.                COM              079860102      447     9688 SH       SOLE                                       9688
Boston Scientific Corp.        COM              101137107      696    15836 SH       SOLE                                      15836
Bristol-Myers Squibb           COM              110122108     1892    26864 SH       SOLE                                      26764
Burlington Resources           COM              122014103     1315    30400 SH       SOLE                                      30400
CBS Corporation                COM              12490K107      772    17729 SH       SOLE                                      17729
Cisco Systems                  COM              17275R102    15367   238474 SH       SOLE                                     238474
Citigroup Inc.                 COM              172967101     1298    27332 SH       SOLE                                      26917
Coca-Cola Co.                  COM              191216100     1418    22870 SH       SOLE                                      22690
Cognitive Systems Inc          COM              192428100        1    99597 SH       SOLE                                      99597
Computer Associates            COM              204912109     1388    25357 SH       SOLE                                      25357
Covance, Inc.                  COM              222816100     2208    92225 SH       SOLE                                      92225
Cox Communications, Inc.       COM              224044107     2209    60000 SH       SOLE                                      60000
Datascope Corp.                COM              238113104      363    11300 SH       SOLE                                      11300
Dayton Hudson Corp.            COM              239753106      312     4800 SH       SOLE                                       4800
EMC Corp.                      COM              268648102     6581   119650 SH       SOLE                                     119550
Elan Corp. ADS                 COM              284131208      441    15900 SH       SOLE                                      15900
Eli Lilly & Co.                COM              532457108     1025    14306 SH       SOLE                                      14306
Equity Residential Properties  COM              29476L107     1144    25377 SH       SOLE                                      25377
Europe Fund, Inc.              COM              29874M103      654    37900 SH       SOLE                                      37900
Exxon Corporation              COM              302290101     1982    25693 SH       SOLE                                      25528
Fannie Mae                     COM              313586109     3991    58477 SH       SOLE                                      58477
First Data Corp                COM              319963104     4330    88476 SH       SOLE                                      88476
Fleet Financial Group          COM              338915101      436     9821 SH       SOLE                                       9821
France Growth Fund, Inc.       COM              35177K108      709    51600 SH       SOLE                                      51600
GTE Corp.                      COM              362320103      507     6720 SH       SOLE                                       6720
General Electric               COM              369604103     6872    60815 SH       SOLE                                      60640
General Instruments Corp.(N/C  COM              370120107     4222    99350 SH       SOLE                                      99350
Genlyte Group, Inc.            COM              372302109     1198    53400 SH       SOLE                                      53400
Gerber Scientific Instruments  COM              373730100      472    21400 SH       SOLE                                      21400
Gillette Co.                   COM              375766102      459    11200 SH       SOLE                                      11200
HCR Manor Care, Inc.           COM              421937103     3351   138550 SH       SOLE                                     138550
Healthsouth Corp.              COM              421924101     1136    76351 SH       SOLE                                      76351
Hewlett-Packard                COM              428236103      416     4135 SH       SOLE                                       4135
Home Depot                     COM              437076102     4541    70474 SH       SOLE                                      70474
Intel Corp.                    COM              458140100     3159    53090 SH       SOLE                                      52790
International Business Machine COM              459200101     1087     8412 SH       SOLE                                       8412
JSB Financial Inc.             COM              46624M100      728    14300 SH       SOLE                                      14300
John Hancock Bank & Thrift Opp COM              409735107     2815   296280 SH       SOLE                                     296280
Kansas City Southern Industrie COM              485170104     6964   109137 SH       SOLE                                     109137
Kent Electronics Corp.         COM              490553104     1675    84550 SH       SOLE                                      84550
Kimberly-Clark                 COM              494368103      208     3650 SH       SOLE                                       3650
Lincare Holdings               COM              532791100     2079    83150 SH       SOLE                                      83150
Lucent Technologies Inc        COM              549463107     2990    44336 SH       SOLE                                      44136
MCI Worldcom, Inc.             COM              55268B106     1698    19730 SH       SOLE                                      19730
Mattell, Inc.                  COM              577081102      970    37136 SH       SOLE                                      37136
Mercantile Bancorp.            COM              587342106      352     6158 SH       SOLE                                       6158
Merck & Co, Inc.               COM              589331107     5795    78705 SH       SOLE                                      78705
Microsoft Corp.                COM              594918104    10685   118472 SH       SOLE                                     118172
Mobil Corporation              COM              607059102      469     4750 SH       SOLE                                       4750
Morgan Stanley Emerging Market COM              61744G107      626    53556 SH       SOLE                                      53556
Motorola Inc.                  COM              620076109     2182    23025 SH       SOLE                                      23025
North Fork Bancorp, Inc.       COM              659424105      742    34700 SH       SOLE                                      34700
Novell Inc.                    COM              670006105      329    12400 SH       SOLE                                      12400
Office Depot                   COM              676220106      229    10402 SH       SOLE                                      10402
Omnicare, Inc.                 COM              681904108     2189   173425 SH       SOLE                                     173425
Omnicom Group Inc.             COM              681919106     2032    25400 SH       SOLE                                      25400
Pepsico Inc.                   COM              713448108      606    15675 SH       SOLE                                      15675
Pfizer Inc.                    COM              717081103     6739    61830 SH       SOLE                                      61780
Prime Hospitality Corp         COM              741917108      144    12017 SH       SOLE                                      12017
Procter & Gamble               COM              742718109     3049    34168 SH       SOLE                                      34168
Quest Diagnostics, Inc.        COM              74834L100     3081   112540 SH       SOLE                                     112540
Royal Dutch Petroleum          COM              780257804      216     3580 SH       SOLE                                       3580
S&P 400 Mid-Cap Dep. Recpt.    COM              595635103     2943    37525 SH       SOLE                                      37525
SBC Communications Inc.        COM              78387G103     1386    23900 SH       SOLE                                      23900
Sara Lee Corp.                 COM              803111103      209     9200 SH       SOLE                                       9200
Schlumberger Ltd.              COM              806857108      716    11240 SH       SOLE                                      11100
Scientific-Atlanta, Inc.       COM              808655104     4219   117200 SH       SOLE                                     117200
Scudder New Asia Fund, Inc.    COM              811183102     1268    86300 SH       SOLE                                      86300
Seagate Technology             COM              811804103     1421    55450 SH       SOLE                                      55450
Sun Microsystems Inc           COM              866810104     1288    18700 SH       SOLE                                      18700
Symbol Technologies Inc.       COM              871508107     6578   178388 SH       SOLE                                     178388
Techniclone Corp New           COM              878517309       12    10000 SH       SOLE                                      10000
Templeton China World Fund     COM              88018X102      241    27400 SH       SOLE                                      27400
Texaco Inc.                    COM              881694103      362     5796 SH       SOLE                                       5796
Texas Instruments, Inc.        COM              882508104     7153    49675 SH       SOLE                                      49675
Time Warner Inc.               COM              887315109     9194   126597 SH       SOLE                                     126597
VWR Scientific Products        COM              918435108      308     8400 SH       SOLE                                       8400
Vodafone Airtouch PLC          COM              92857T107     4254    21594 SH       SOLE                                      21594
Wal-Mart Stores                COM              931142103     1915    39690 SH       SOLE                                      39690
Williams Cos                   COM              969457100      255     6000 SH       SOLE                                       6000
Xerox Corp.                    COM              984121103     1395    23626 SH       SOLE                                      23626
Vanguard Windsor Fund                           922018106      190 10465.088SH       SOLE                                  10465.088
Motorola, Inc. Jan. 65 Call                     62000769A     -219      -67 SH       SOLE                                        -67